UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                -------------
Check here if Amendment [ ]; Amendment Number:
                                                -------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
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Address:  230 West Monroe Street
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          Suite 2810
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          Chicago, IL  60606
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13F File Number:  28-7232
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodger D. Shay, Jr.
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Title:  President
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Phone:  (312) 214-6590
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Signature, Place, and Date of Signing:


    /s/ Rodger D. Shay, Jr.      Chicago, IL           July 26, 2007
    -----------------------     -------------         ---------------
        [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           NONE
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Form 13F Information Table Entry Total:                        28
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Form 13F Information Table Value Total:                   115,685
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                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
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                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
ABBOTT LABORATORIES            COMMON      002824100    3,641    68,000               SOLE                 X
AMERICAN EXPRESS CO.           COMMON      025816109    3,365    55,000               SOLE                 X
AMERICAN INT'L GROUP           COMMON      026874107    5,252    75,000               SOLE                 X
ANHEUSER-BUSCH                 COMMON      035229103    3,912    75,000               SOLE                 X
AUTOMATIC DATA PROCESSING      COMMON      053015103    4,120    85,000               SOLE                 X
BERKSHIRE HATHAWAY INC.        CLASS A     084670108    6,021        55               SOLE                 X
CISCO SYSTEMS                  COMMON      17275R102    3,621   130,000               SOLE                 X
COCA COLA CO                   COMMON      191216100    4,865    93,000               SOLE                 X
DELL INC.                      COMMON      24702R101    3,569   125,000               SOLE                 X
EXXON MOBIL CORP.              COMMON      30231G102    3,187    38,000               SOLE                 X
FEDEX CORP.                    COMMON      31428X106    3,107    28,000               SOLE                 X
GENERAL ELECTRIC CO.           COMMON      369604103    5,895   154,000               SOLE                 X
HARLEY-DAVIDSON, INC.          COMMON      412822108    2,265    38,000               SOLE                 X
HOME DEPOT, INC.               COMMON      437076102    4,722   120,000               SOLE                 X
ILLINOIS TOOL WORKS, INC.      COMMON      452308109    3,631    67,000               SOLE                 X
JOHNSON & JOHNSON              COMMON      478160104    5,854    95,000               SOLE                 X
MEDTRONIC, INC.                COMMON      585055106    4,097    79,000               SOLE                 X
MERRILL LYNCH                  COMMON      590188108    2,758    33,000               SOLE                 X
MICROSOFT CORP.                COMMON      594918104    4,715   160,000               SOLE                 X
OMNICOM GROUP                  COMMON      681919106    3,599    68,000               SOLE                 X
PEPSICO INC.                   COMMON      713448108    4,669    72,000               SOLE                 X
PROCTER & GAMBLE CO.           COMMON      742718109    5,813    95,000               SOLE                 X
STAPLES, INC.                  COMMON      855030102    3,085   130,000               SOLE                 X
SYSCO CORPORATION              COMMON      871829107    3,035    92,000               SOLE                 X
3M CO                          COMMON      88579Y101    4,773    55,000               SOLE                 X
WAL MART STORES INC.           COMMON      931142103    5,725   119,000               SOLE                 X
WELLS FARGO CO.                COMMON      949746101    3,236    92,000               SOLE                 X
WRIGLEY (WM.) JR. CO.          COMMON      982526105    3,153    57,000               SOLE                 X
TOTAL                                                 115,685
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